CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Revenues:
Membership		¥ 2,951,135	$ 425,419	¥ 1,859,987	¥ 857,017
Online marketing services		4,363,777	629,058	2,414,906	768,316
E-commerce services		166,753	24,038	144,930
Other services		110,462	15,924	58,275	2,787
Total revenues		7,592,127	1,094,439	4,478,098	1,628,120
Cost of revenues	[1]	(707,237)	(101,951)	(322,016)	(85,081)
Gross profit		6,884,890	992,488	4,156,082	1,543,039
Operating expenses:
Sales and marketing expenses	[1]	(4,941,380)	(712,322)	(4,316,217)	(1,106,689)
Research and development expenses	[1]	(1,107,897)	(159,708)	(760,796)	(268,336)
General and administrative expenses	[1]	(601,906)	(86,767)	(659,284)	(126,709)
Total operating expenses		(6,651,183)	(958,797)	(5,736,297)	(1,501,734)
Income/(loss) from operations		233,707	33,691	(1,580,215)	41,305
Other income/(expenses):
Interest income		24,755	3,569	26,098	52,399
Interest expense		(73,395)	(10,580)	(52,146)
Investment income/(loss), net		(145,411)	(20,962)	(172,728)	62,938
Share of results of equity investees		(926,740)	(133,594)	(717,616)
Gain on deconsolidation and disposal of businesses		79,581	11,472	765,072
Foreign currency exchange loss, net		(3,727)	(537)	(11,196)	(15,335)
Others, net		(12,713)	(1,833)	45,362	36,214
Income/(loss) before tax		(823,943)	(118,774)	(1,697,369)	177,521
Income tax benefits/(expenses)		50,980	7,349	48,786	(38,088)
Net income/(loss)		(772,963)	(111,425)	(1,648,583)	139,433
Add: Net loss attributable to noncontrolling interests		4,916	709	80,705
Less: Deemed dividend to mezzanine classified noncontrolling interests		(15,717)	(2,266)	(5,762)
Net income/(loss) attributable to 58.com Inc.		(783,764)	(112,982)	(1,573,640)	139,433
Net income/(loss)		(772,963)	(111,425)	(1,648,583)	139,433
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax		(76,027)	(10,960)	(69,708)	(3,192)
Unrealized gain/(loss) on available-for-sale securities		(13,104)	(1,889)	16,919	(6,804)
Reclassification into investment loss, net of nil tax		2,989	431
Total comprehensive income/(loss)		¥ (859,105)	$ (123,843)	¥ (1,701,372)	¥ 129,437
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - basic | (per share)		¥ (2.73)	$ (0.39)	¥ (6.70)	¥ 0.83
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - diluted | (per share)		(2.73)	(0.39)	(6.70)	0.80
Net earnings/(loss) per ADS attributable to ordinary shareholders - basic (One ADS represents two ordinary shares) | (per share)		(5.46)	(0.79)	(13.40)	1.65
Net earnings/(loss) per ADS attributable to ordinary shareholders - diluted (One ADS represents two ordinary shares) | (per share)		¥ (5.46)	$ (0.79)	¥ (13.40)	¥ 1.60
Weighted average number of ordinary shares used in computing basic earnings/(loss) per share		286,975,068	286,975,068	234,811,986	168,589,273
Weighted average number of ordinary shares used in computing diluted earnings/(loss) per share		286,975,068	286,975,068	234,811,986	174,024,997

[1]	Share-based compensation expenses were allocated in cost of revenues and operating expenses as follows: